Derivative Instruments and Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss) [Table Text Block]
The Company did not elect to designate the swap as a hedge at inception, pursuant to ASC 815, Derivatives and Hedging. Accordingly, changes in the fair value are recorded in current earnings in the accompanying consolidated statements of income.

	September 30,	December 31,
	2014	2013
	(unaudited)
Interest rate swap agreement on:

Long Wharf Construction to Term Loan:

Notional amount	$1,001,329	$1,032,000
Effective dates	2/1/11-1/24/21	2/1/11-1/24/21
Fair value	(112,124)	(94,882)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes assets and liabilities measured at fair value on a recurring basis at September 30, 2014 and December 31, 2013:

	Balance at September 30, 2014	Level 1	Level 2	Level 3
	(unaudited)
Margin accounts	$1,782,926	$1,782,926	$-	$-
Interest rate swaps	(112,124)	-	(112,124)	-
Forward freight agreements	(225,355)	-	(225,355)	-
Fuel swap contracts	(1,146,230)	-	(1,146,230)	-

	Balance at December 31, 2013	Level 1	Level 2	Level 3

Margin accounts	$1,062,439	$1,062,439	$-	$-
Interest rate swaps	(94,882)	-	(94,882)	-
Forward freight agreements	944,225	-	944,225	-
Fuel swap contracts	(209,506)	-	(209,506)	-